Long - Term Debt - 9.875% First Priority Secured Notes due 2022 and 8.00% Senior Unsecured Notes Due 2024 (Details) $ in Thousands		11 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($)	Nov. 15, 2018 Vessel	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 27, 2019 USD ($)	Nov. 19, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance, net of costs			$ 0	$ 0	$ 356,400
Number of vessels owned | Vessel		19	43
Repayment of long term debt, first year			$ 87,532
Repayment of long term debt, second year			82,848
Repayment of long term debt, third year			438,408
Repayment of long term debt, thereafter			33,975
Repayments of debt			$ 262,810	0	$ 0
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument			Oct. 31, 2017
Issuance of notes			$ 360,000
Debt instrument, interest rate			9.875%
Debt instrument, maturity date			Nov. 15, 2022
Proceeds from debt issuance, net of costs	$ 356,400
Interest on notes			Interest on the 2022 Notes is payable semi-annually on May 15 and November 15 of each year
Date of first required payment			May 15, 2018
Number of vessels secured to notes | Vessel			18
Number of vessels owned | Vessel			18
Minimum cash balance requirement			$ 20,000
Debt Instrument Redemption Amount			20,000
Debt Instrument, Repurchased Face Amount			$ 17,277	$ 20,000
Debt Instrument, Redemption Price, Percentage			102.00%	102.00%
Debt Instrument, Restrictive Covenants			On December 20, 2018, the Company entered into a first supplemental indenture for the 2022 Notes according to which the date beginning on which the Company is permitted to pay dividends to common shareholders in an aggregate amount per year equal to 50% of the consolidated net profit after taxes of the Company for the preceding financial year, was brought forward from January 1, 2021 to January 1, 2020.
Outstanding balance			$ 320,864
9.875 % First Priority Secured Notes Due 2022 [Member] | Citi Credit Facility [Member]
Debt Instrument [Line Items]
Repayment of long term debt, first year			40,000
Repayment of long term debt, second year			40,000
Repayment of long term debt, third year			40,000
Repayment of long term debt, thereafter			35,000
Repayments of debt			2,723
9.875 % First Priority Secured Notes Due 2022 [Member] | Third Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Amount			$ 40,000
Debt Instrument, Redemption Price, Percentage			102.00%
9.875 % First Priority Secured Notes Due 2022 [Member] | Fourth Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Amount			$ 35,000
Debt Instrument, Redemption Price, Percentage			102.00%
8.00 % Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument			Nov. 19, 2019
Issuance of notes			$ 39,765			$ 4,125	$ 27,500
Debt instrument, interest rate			8.00%
Debt instrument, maturity date			Dec. 31, 2024
Interest on notes			Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year
Date of first required payment			Feb. 29, 2020
Outstanding balance			$ 39,759
8.00 % Senior Unsecured Notes Due 2024 [Member] | At Market Issuance Sales Agreement [Member]
Debt Instrument [Line Items]
Issuance of notes			$ 8,140
8.00 % Senior Unsecured Notes Due 2024 [Member] | On or after December 31, 2021 and prior to December 31, 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.00%
8.00 % Senior Unsecured Notes Due 2024 [Member] | On or after December 31, 2022 and prior to December 31, 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.00%
8.00 % Senior Unsecured Notes Due 2024 [Member] | On or after December 31, 2023 and prior to maturity [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%